BALANCE SHEET INCEPTION (Parenthetical) - $ / shares	Sep. 30, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Temporary equity shares authorized	6,500,000	6,500,000
Temporary equity, per share	$ 10.08	$ 10.00
Preferred stock, par value	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	100,000,000	100,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.00001	$ 0.00001
Common stock, shares authorized	300,000,000	300,000,000
Common stock, shares issued	1,625,000	1,625,000
Common stock, shares outstanding	1,625,000	1,625,000